Stock Options and Warrants (Details) - Schedule of All Warrants Activity - Warrants [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stock Options and Warrants (Details) - Schedule of All Warrants Activity [Line Items]
Number of Warrants, Balance outstanding, Beginning | shares	49,351,259	52,979,485
Weighted Average Exercise Price, Balance outstanding, Beginning | $ / shares	$ 0.06	$ 0.06
Weighted Average Remaining Contractual Term, Balance outstanding, Beginning	1 year 6 months 10 days	2 years 4 months 2 days
Number of Warrants, Balance outstanding, Ending | shares	96,661,378	49,351,259
Weighted Average Exercise Price, Balance outstanding, Ending | $ / shares	$ 0.02	$ 0.06
Weighted Average Remaining Contractual Term, Balance outstanding, Ending	2 years 3 months 25 days	1 year 11 months 15 days
Number of Warrants, Exercisable | shares	96,661,378	49,351,259
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.02	$ 0.06
Weighted Average Remaining Contractual Term, Exercisable	2 years 3 months 25 days	1 year 11 months 15 days
Number of Warrants, Granted | shares	71,169,473
Weighted Average Exercise Price, Granted | $ / shares	$ 0.0038
Weighted Average Remaining Contractual Term, Granted	2 years 11 months 23 days
Number of Warrants, Exercised | shares	(1,857,143)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.054
Weighted Average Remaining Contractual Term, Exercised
Number of Warrants, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Remaining Contractual Term, Forfeited
Number of Warrants, Cancelled | shares
Weighted Average Exercise Price, Cancelled | $ / shares
Weighted Average Remaining Contractual Term, Cancelled
Number of Warrants, Expired | shares	(22,002,211)	(3,628,226)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.05
Weighted Average Remaining Contractual Term, Expired